SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accrued Warranty Activities (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)
Accrued warranty activities
Accrued warranty at beginning of the period	₫ 5,629,435	$ 224,710,003	₫ 2,402,151
Changes in the liability for accruals related to pre-existing warranty (including adjustments related to changes in estimates)	519,380	20,732,077	(67,682)
Provision for warranty	3,505,048	139,910,905	936,028
Utilized	(915,282)	(36,535,287)	(244,395)
Accrued warranty at the end of the period	8,738,581	$ 348,817,699	3,026,102
Accrued warranty, current	4,162,913		907,064	$ 166,170,885
Accrued warranty, non-current	4,575,668		2,119,038	$ 182,646,815
Impairment loss	₫ 0		₫ 0